United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Hermes Government Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/21

Date of Reporting Period: Six months ended 08/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2020

Share Class | Ticker	A | FGOAX	C | FGOCX	F | FGOIX	Institutional | GISIX

Federated Hermes Government Income Securities, Inc.
(formerly, Federated Government Income Securities, Inc.)
Fund Established 1986

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Government Income Securities, Inc.
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2020 through August 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At August 31, 2020, the Fund’s portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	65.0%
U.S. Treasury Securities	20.1%
U.S. Government Agency Commercial Mortgage-Backed Securities	10.7%
U.S. Government Agency Securities	4.8%
Asset-Backed Securities	3.5%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Non-Agency Mortgage-Backed Securities	0.4%
Cash Equivalents[2]	10.5%
Other Assets and Liabilities—Net[3]	(15.9)%
TOTAL	100.0%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
Cash Equivalents include any investment in money market mutual funds and/or overnight repurchase agreements.
3
Assets, other than investments in securities less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2020 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—20.1%
	U.S. Treasury Bonds—8.2%
$600,000	2.250%, 8/15/2046	$703,986
750,000	2.375%, 11/15/2049	912,334
150,000	2.750%, 11/15/2042	190,689
1,525,000	2.875%, 8/15/2045	1,990,831
1,675,000	2.875%, 5/15/2049	2,234,511
500,000	3.000%, 2/15/2047	672,439
500,000	3.000%, 2/15/2048	676,381
2,500,000	3.125%, 8/15/2044	3,380,673
450,000	4.375%, 5/15/2040	703,205
1,250,000	6.000%, 2/15/2026	1,632,215
	TOTAL	13,097,264
	U.S. Treasury Notes—11.9%
2,000,000	0.250%, 6/15/2023	2,005,720
2,000,000	0.250%, 5/31/2025	1,999,397
525,000	1.375%, 9/30/2023	544,542
500,000	1.625%, 11/15/2022	516,323
3,000,000	2.000%, 2/15/2023	3,136,596
1,000,000	2.125%, 5/15/2025	1,087,128
600,000	2.250%, 11/15/2027	674,103
2,000,000	2.375%, 1/31/2023	2,107,192
1,500,000	2.500%, 3/31/2023	1,590,723
1,500,000	2.500%, 1/31/2024	1,618,370
1,000,000	2.750%, 7/31/2023	1,075,334
1,700,000	2.875%, 9/30/2023	1,841,737
750,000	2.875%, 8/15/2028	884,502
	TOTAL	19,081,667
	TOTAL U.S. TREASURIES (IDENTIFIED COST $28,099,581)	32,178,931
	ASSET-BACKED SECURITIES—3.5%
	Auto Receivables—2.0%
394,000	AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	395,246
1,450,000	Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	1,483,216
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$700,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	$714,465
600,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	596,995
		TOTAL	3,189,922
		Other—0.1%
108,426		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	109,849
		Student Loans—1.4%
874,000		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	879,102
1,400,000	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 0.000% (1-month USLIBOR +1.100%), 7/15/2053	1,406,998
		TOTAL	2,286,100
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,498,867)	5,585,871
		GOVERNMENT AGENCIES—4.8%
		Federal Home Loan Bank System—1.5%
2,470,000		0.500%, 4/14/2025	2,482,942
		Federal Home Loan Mortgage Corporation—0.9%
1,000,000		6.750%, 9/15/2029	1,503,036
		Tennessee Valley Authority Bonds—2.4%
1,250,000		0.750%, 5/15/2025	1,269,182
2,200,000		2.875%, 2/1/2027	2,498,325
		TOTAL	3,767,507
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,341,148)	7,753,485
		MORTGAGE-BACKED SECURITIES—54.8%
		Federal Home Loan Mortgage Corporation—18.7%
2,447,681		3.000%, 1/1/2033	2,578,627
619,926		3.000%, 1/1/2043	671,097
1,132,382		3.000%, 10/1/2045	1,217,360
620,489		3.000%, 11/1/2045	667,053
719,540		3.000%, 5/1/2046	778,035
642,850		3.000%, 10/1/2046	695,110
294,615		3.000%, 11/1/2046	311,016
656,192		3.000%, 8/1/2049	691,286
2,307,186		3.500%, 7/1/2042	2,523,839
1,461,264		3.500%, 9/1/2043	1,590,719
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$3,265,501	3.500%, 11/1/2047	$3,452,748
533,968	3.500%, 12/1/2047	564,587
1,843,911	4.000%, 12/1/2041	2,027,697
234,312	4.000%, 1/1/2042	257,667
498,038	4.000%, 3/1/2046	540,208
742,817	4.000%, 10/1/2047	801,209
860,233	4.000%, 11/1/2047	922,049
565,459	4.000%, 12/1/2047	606,092
146,219	4.000%, 4/1/2048	156,452
690,984	4.000%, 7/1/2048	736,104
41,894	4.500%, 4/1/2024	43,806
400,534	4.500%, 9/1/2039	449,722
291,041	4.500%, 8/1/2040	325,964
442,373	4.500%, 9/1/2040	495,455
771,789	4.500%, 12/1/2040	864,398
1,217,145	4.500%, 4/1/2041	1,360,151
272,204	4.500%, 2/1/2048	301,974
697,535	5.000%, 1/1/2034	793,665
193,419	5.000%, 5/1/2034	220,299
79,434	5.000%, 1/1/2036	91,500
183,364	5.000%, 4/1/2036	210,672
123,643	5.000%, 4/1/2040	141,753
185,368	5.000%, 5/1/2040	212,518
238,886	5.000%, 7/1/2040	273,876
3,246	5.500%, 4/1/2021	3,266
121,193	5.500%, 3/1/2029	134,576
1,159,665	5.500%, 5/1/2034	1,342,875
91,571	5.500%, 11/1/2037	107,290
82,798	6.000%, 4/1/2036	98,342
125,305	7.000%, 1/1/2032	149,690
31,949	7.000%, 1/1/2032	38,080
60,962	7.000%, 4/1/2032	71,509
44,432	7.000%, 4/1/2032	53,121
142,684	7.000%, 4/1/2032	170,553
76,650	7.000%, 4/1/2032	89,693
4	7.000%, 9/1/2030	5
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$91,526	8.000%, 2/1/2031	$107,767
	TOTAL	29,941,475
	Federal National Mortgage Association—20.0%
940,669	2.500%, 11/1/2049	995,514
1,118,858	2.500%, 12/1/2049	1,177,099
2,130,352	3.000%, 2/1/2045	2,266,922
1,059,728	3.000%, 10/1/2046	1,120,378
1,934,442	3.000%, 11/1/2046	2,042,130
644,186	3.000%, 11/1/2046	688,301
399,360	3.000%, 1/1/2047	421,592
1,318,968	3.000%, 1/1/2047	1,392,394
192,934	3.000%, 2/1/2047	209,041
2,352,635	3.000%, 12/1/2047	2,515,953
908,206	3.500%, 4/1/2026	960,640
2,434,334	3.500%, 9/1/2042	2,685,749
2,258,394	3.500%, 8/1/2046	2,420,957
1,080,117	3.500%, 9/1/2046	1,161,207
1,045,196	3.500%, 10/1/2047	1,134,851
593,793	3.500%, 12/1/2047	628,769
758,249	3.500%, 1/1/2048	823,054
988,700	4.000%, 12/1/2041	1,087,555
388,470	4.000%, 2/1/2041	427,311
766,638	4.000%, 4/1/2042	843,051
963,992	4.000%, 2/1/2048	1,032,361
207,537	4.000%, 2/1/2048	224,134
158,029	4.000%, 2/1/2048	169,335
1,381,977	4.000%, 2/1/2048	1,481,286
613,753	4.000%, 9/1/2048	653,369
76,445	4.500%, 10/1/2040	85,618
681,904	4.500%, 4/1/2041	762,022
16,348	5.000%, 12/1/2023	17,086
428,332	5.000%, 7/1/2034	488,887
207,652	5.500%, 9/1/2034	241,967
144,278	5.500%, 1/1/2036	168,383
128,163	5.500%, 4/1/2036	149,372
499,736	5.500%, 4/1/2036	581,188
20,530	6.000%, 10/1/2036	24,579
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$49,945		6.000%, 9/1/2037	$59,887
66,630		6.000%, 11/1/2037	79,894
284,684		6.000%, 11/1/2037	342,535
33,541		7.000%, 3/1/2032	40,128
162,955		7.500%, 7/1/2028	184,274
176,167		7.500%, 2/1/2030	204,933
8,313		8.000%, 2/1/2030	9,769
9,095		8.000%, 10/1/2030	10,590
		TOTAL	32,014,065
		Government National Mortgage Association—0.0%
853		6.000%, 5/15/2024	899
7,826		7.000%, 1/15/2028	8,850
13,349		7.000%, 3/15/2028	15,110
15,638		7.000%, 10/15/2028	17,578
1,278		7.500%, 7/15/2029	1,401
1,722		7.500%, 7/15/2029	1,962
1,239		7.500%, 8/15/2029	1,413
2,827		7.500%, 9/15/2029	3,261
2,794		7.500%, 7/15/2030	3,274
17,546		7.500%, 1/15/2031	20,556
		TOTAL	74,304
	[2]	Uniform Mortgage-Backed Securities, TBA—16.1%
4,000,000		2.000%, 9/1/2035	4,162,594
2,000,000		2.000%, 9/1/2050	2,061,995
2,000,000		2.500%, 9/1/2035	2,098,126
9,500,000		2.500%, 9/1/2050	9,999,861
7,000,000		3.000%, 9/1/2050	7,382,533
		TOTAL	25,705,109
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $82,004,063)	87,734,953
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.6%
	[1]	Federal Home Loan Mortgage Corporation—1.4%
176,622		REMIC, Series 3331, Class FC, 0.591% (1-month USLIBOR +0.430%), 6/15/2037	178,352
858,819		REMIC, Series 4273, Class PF, 2.076% (1-month USLIBOR +0.400%), 11/15/2043	866,482
396,560		REMIC, Series 4901, Class GF, 0.611% (1-month USLIBOR +0.450%), 7/25/2049	398,453
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$847,887		REMIC, Series 4937, Class MF, 1.154% (1-month USLIBOR +0.450%), 12/25/2049	$853,641
		TOTAL	2,296,928
	[1]	Federal National Mortgage Association—8.0%
1,378,214		REMIC, Series 2016-83, Class FA, 0.675% (1-month USLIBOR +0.500%), 11/25/2046	1,388,638
827,107		REMIC, Series 2017-90, Class WF, 0.525% (1-month USLIBOR +0.350%), 11/25/2047	830,232
5,144,639		REMIC, Series 2018-71, Class FA, 0.475% (1-month USLIBOR +0.300%), 9/25/2048	5,159,794
1,285,458		REMIC, Series 2019-30, Class FB, 0.575% (1-month USLIBOR +0.400%), 7/25/2049	1,296,168
871,936		REMIC, Series 2019-33, Class FB, 0.625% (1-month USLIBOR +0.450%), 7/25/2049	877,520
1,508,636		REMIC, Series 2019-39, Class FA, 0.575% (1-month USLIBOR +0.400%), 8/25/2049	1,519,517
432,605		REMIC, Series 2019-47, Class FB, 0.575% (1-month USLIBOR +0.400%), 5/25/2040	435,880
1,265,128		REMIC, Series 2019-56, Class AF, 0.575% (1-month USLIBOR +0.400%), 10/25/2049	1,276,096
		TOTAL	12,783,845
		Government National Mortgage Association—0.8%
1,203,805		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,260,055
		Non-Agency Mortgage-Backed Securities—0.4%
150,696		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	90,730
471,381		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	481,833
		TOTAL	572,563
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,785,463)	16,913,391
		COMMERCIAL MORTGAGE-BACKED SECURITIES—11.6%
		Agency Commercial Mortgage-Backed Securities—10.7%
1,413,819		FHLMC REMIC, Series K015, Class A2, 3.230%, 7/25/2021	1,437,695
1,455,000		FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,663,387
2,536,311		FHLMC REMIC, Series K104, Class A1, 1.938%, 10/25/2029	2,662,911
1,643,334		FHLMC REMIC, Series K106, Class A1, 1.783%, 5/25/2029	1,724,804
3,000,000		FHLMC REMIC, Series K737, Class A2, 2.525%, 10/25/2026	3,300,764
3,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	3,280,053
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Agency Commercial Mortgage-Backed Securities—continued
$2,889,000	FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	$3,023,131
	TOTAL	17,092,745
	Non-Agency Commercial Mortgage-Backed Securities—0.9%
1,400,000	Fontainebleau Miami Beach Trust, Class A, 3.144%, 12/10/2036	1,430,930
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,078,152)	18,523,675
	INVESTMENT COMPANY—10.5%
16,846,268	Federated Hermes Government Obligations Fund, Premier Shares, 0.05%[3] (AT AMORTIZED COST)	16,846,268
	TOTAL INVESTMENT IN SECURITIES—115.9% (IDENTIFIED COST $174,653,542)[4]	185,536,574
	OTHER ASSETS AND LIABILITIES - NET—(15.9)%[5]	(25,480,803)
	TOTAL NET ASSETS—100%	$160,055,771
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/29/2020	$3,781,382
Purchases at Cost	$44,900,562
Proceeds From Sales	$(31,835,676)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 8/31/2020	$16,846,268
Shares Held	16,846,268
Dividend/Income	$12,178
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3
7-day net yield.
4
The cost of investments for federal tax purposes amounts to $174,178,961.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of August 31, 2020.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$32,178,931	$—	$32,178,931
Asset-Backed Securities	—	5,585,871	—	5,585,871
Government Agencies	—	7,753,485	—	7,753,485
Mortgage-Backed Securities	—	87,734,953	—	87,734,953
Collateralized Mortgage Obligations	—	16,913,391	—	16,913,391
Commercial Mortgage-Backed Securities	—	18,523,675	—	18,523,675
Investment Company	16,846,268	—	—	16,846,268
TOTAL SECURITIES	$16,846,268	$168,690,306	$—	$185,536,574
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2020	Year Ended February 28 or 29,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.12	$8.59	$8.57	$8.79	$9.00	$9.06
Income From Investment Operations:
Net investment income	0.07[1]	0.19[1]	0.19[1]	0.16[1]	0.18[1]	0.19[1]
Net realized and unrealized gain (loss)	0.15	0.53	0.02	(0.20)	(0.20)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.72	0.21	(0.04)	(0.02)	0.14
Less Distributions:
Distributions from net investment income	(0.08)	(0.19)	(0.19)	(0.18)	(0.19)	(0.20)
Net Asset Value, End of Period	$9.26	$9.12	$8.59	$8.57	$8.79	$9.00
Total Return[2]	2.43%	8.50%	2.50%	(0.53)%	(0.26)%	1.60%
Ratios to Average Net Assets:
Net expenses[3]	1.00%[4]	1.00%	1.01%	1.00%	1.00%	0.99%
Net investment income	1.44%[4]	2.18%	2.21%	1.81%	1.99%	2.11%
Expense waiver/reimbursement[5]	0.25%[4]	0.25%	0.26%	0.23%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,816	$40,936	$28,764	$37,591	$39,867	$42,284
Portfolio turnover	97%	71%	70%	28%	36%	36%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	28%	59%	70%	28%	31%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2020	Year Ended February 28 or 29,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.13	$8.59	$8.58	$8.80	$9.00	$9.07
Income From Investment Operations:
Net investment income	0.03[1]	0.13[1]	0.13[1]	0.09[1]	0.11[1]	0.12[1]
Net realized and unrealized gain (loss)	0.16	0.54	0.01	(0.20)	(0.19)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.67	0.14	(0.11)	(0.08)	0.06
Less Distributions:
Distributions from net investment income	(0.05)	(0.13)	(0.13)	(0.11)	(0.12)	(0.13)
Net Asset Value, End of Period	$9.27	$9.13	$8.59	$8.58	$8.80	$9.00
Total Return[2]	2.04%	7.80%	1.60%	(1.29)%	(0.91)%	0.73%
Ratios to Average Net Assets:
Net expenses[3]	1.76%[4]	1.76%	1.76%	1.76%	1.76%	1.75%
Net investment income	0.63%[4]	1.42%	1.47%	1.03%	1.23%	1.34%
Expense waiver/reimbursement[5]	0.25%[4]	0.24%	0.25%	0.22%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,966	$12,670	$9,396	$6,065	$10,610	$13,377
Portfolio turnover	97%	71%	70%	28%	36%	36%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	28%	59%	70%	28%	31%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2020	Year Ended February 28 or 29,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.10	$8.57	$8.55	$8.77	$8.98	$9.04
Income From Investment Operations:
Net investment income	0.07[1]	0.19[1]	0.19[1]	0.16[1]	0.18[1]	0.19[1]
Net realized and unrealized gain (loss)	0.15	0.53	0.02	(0.20)	(0.20)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.72	0.21	(0.04)	(0.02)	0.14
Less Distributions:
Distributions from net investment income	(0.08)	(0.19)	(0.19)	(0.18)	(0.19)	(0.20)
Net Asset Value, End of Period	$9.24	$9.10	$8.57	$8.55	$8.77	$8.98
Total Return[2]	2.44%	8.52%	2.51%	(0.52)%	(0.26)%	1.61%
Ratios to Average Net Assets:
Net expenses[3]	1.00%[4]	1.00%	1.00%	1.00%	1.00%	0.99%
Net investment income	1.44%[4]	2.19%	2.21%	1.80%	2.00%	2.11%
Expense waiver/reimbursement[5]	0.24%[4]	0.25%	0.25%	0.23%	0.19%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$108,478	$108,006	$109,477	$126,767	$147,860	$166,148
Portfolio turnover	97%	71%	70%	28%	36%	36%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	28%	59%	70%	28%	31%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended 8/31/2020[1]
Net Asset Value, Beginning of Period	$9.24
Income From Investment Operations:
Net investment income	0.05[2]
Net realized and unrealized gain (loss)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.09
Less Distributions:
Distributions from net investment income	(0.09)
Net Asset Value, End of Period	$9.24
Total Return[3]	0.79%
Ratios to Average Net Assets:
Net expenses[4]	0.75%[5]
Net investment income	1.45%[5]
Expense waiver/reimbursement[6]	0.25%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$796
Portfolio turnover	97%[7]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	28%[7]
1
Reflects operations for the period from April 28, 2020 (commencement of operations) to August 31, 2020.
2
Per share numbers have been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Portfolio turnover is calculated at the fund level. Percentages indicated were calculated for the fiscal period ended August 31, 2020.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities August 31, 2020 (unaudited)

Assets:
Investment in securities, at value including $16,846,268 of investment in an affiliated holding* (identified cost $174,653,542)		$185,536,574
Income receivable		398,898
Income receivable from an affiliated holding		1,016
Receivable for shares sold		72,303
TOTAL ASSETS		186,008,791
Liabilities:
Payable for investments purchased	$25,689,476
Payable for shares redeemed	102,238
Income distribution payable	55,106
Payable for Directors’/Trustees’ fees (Note 5)	246
Payable for investment adviser fee (Note 5)	1,510
Payable for administrative fee (Note 5)	342
Payable for distribution services fee (Note 5)	14,614
Payable for other service fees (Notes 2 and 5)	42,017
Accrued expenses (Note 5)	47,471
TOTAL LIABILITIES		25,953,020
Net assets for 17,299,068 shares outstanding		$160,055,771
Net Assets Consist of:
Paid-in capital		$150,754,367
Total distributable earnings (loss)		9,301,404
TOTAL NET ASSETS		$160,055,771
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($27,816,110 ÷ 3,002,995 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.26
Offering price per share (100/95.50 of $9.26)	$9.70
Redemption proceeds per share	$9.26
Class C Shares:
Net asset value per share ($22,966,077 ÷ 2,476,254 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$9.27
Offering price per share	$9.27
Redemption proceeds per share (99.00/100 of $9.27)	$9.18
Class F Shares:
Net asset value per share ($108,478,038 ÷ 11,733,749 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$9.24
Offering price per share (100/99.00 of $9.24)	$9.33
Redemption proceeds per share (99.00/100 of $9.24)	$9.15
Institutional Shares:
Net asset value per share ($795,546 ÷ 86,070 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$9.24
Offering price per share	$9.24
Redemption proceeds per share	$9.24
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations Six Months Ended August 31, 2020 (unaudited)

Investment Income:
Interest			$1,906,898
Dividends received from an affiliated holding*			12,178
TOTAL INCOME			1,919,076
Expenses:
Investment adviser fee (Note 5)		$473,682
Administrative fee (Note 5)		62,822
Custodian fees		8,212
Transfer agent fee		87,491
Directors’/Trustees’ fees (Note 5)		4,100
Auditing fees		15,224
Legal fees		3,807
Portfolio accounting fees		67,281
Distribution services fee (Note 5)		68,176
Other service fees (Notes 2 and 5)		189,768
Share registration costs		35,156
Printing and postage		16,377
Miscellaneous (Note 5)		17,679
TOTAL EXPENSES		1,049,775
Waivers and Reimbursements:
Waiver/Reimbursement of investment adviser fee (Note 5)	$(193,464)
Reimbursement of other operating expenses (Notes 2 and 5)	(463)
TOTAL REIMBURSEMENTS		(193,927)
Net expenses			855,848
Net investment income			1,063,228
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,487,128
Net change in unrealized appreciation of investments			231,603
Net realized and unrealized gain on investments			2,718,731
Change in net assets resulting from operations			$3,781,959
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2020	Year Ended 2/29/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,063,228	$3,178,045
Net realized gain	2,487,128	862,962
Net change in unrealized appreciation/depreciation	231,603	8,260,400
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,781,959	12,301,407
Distributions to Shareholders:
Class A Shares	(247,314)	(655,390)
Class C Shares	(90,272)	(157,000)
Class F Shares	(970,717)	(2,362,766)
Institutional Shares*	(3,800)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,312,103)	(3,175,156)
Share Transactions:
Proceeds from sale of shares	24,993,890	24,197,287
Net asset value of shares issued to shareholders in payment of distributions declared	969,591	2,300,568
Cost of shares redeemed	(29,989,498)	(21,648,802)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,026,017)	4,849,053
Change in net assets	(1,556,161)	13,975,304
Net Assets:
Beginning of period	161,611,932	147,636,628
End of period	$160,055,771	$161,611,932
*
Reflects operations for the period from April 28, 2020 (commencement of operations) to August 31, 2020.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Government Income Securities, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
The Fund’s Institutional Shares commenced operations on April 28, 2020.
Prior to June 29, 2020, the name of the Fund was Federated Government Income Securities, Inc.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
Semi-Annual Shareholder Report

described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursements of $193,927 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$35,987	$(463)
Class C Shares	22,725	—
Class F Shares	131,056	—
TOTAL	$189,768	$(463)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Semi-Annual Shareholder Report

Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of August 31, 2020, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 8/31/2020		Year Ended 2/29/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	469,008	$4,313,673	1,996,533	$17,839,658
Shares issued to shareholders in payment of distributions declared	23,339	216,189	64,558	573,952
Shares redeemed	(1,978,202)	(18,301,041)	(922,470)	(8,173,626)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,485,855)	$(13,771,179)	1,138,621	$10,239,984

	Six Months Ended 8/31/2020		Year Ended 2/29/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,850,268	$17,119,630	523,533	$4,653,296
Shares issued to shareholders in payment of distributions declared	9,703	90,011	17,477	155,475
Shares redeemed	(771,605)	(6,991,875)	(246,388)	(2,179,719)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,088,366	$10,217,766	294,622	$2,629,052

	Six Months Ended 8/31/2020		Year Ended 2/29/2020
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	302,712	$2,764,489	191,372	$1,704,333
Shares issued to shareholders in payment of distributions declared	71,362	659,592	177,320	1,571,141
Shares redeemed	(509,526)	(4,689,252)	(1,279,778)	(11,295,457)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(135,452)	$(1,265,171)	(911,086)	$(8,019,983)

	Six Months Ended 8/31/2020[1]		Year Ended 2/29/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	86,451	$796,098	—	$—
Shares issued to shareholders in payment of distributions declared	410	3,799	—	—
Shares redeemed	(791)	(7,330)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARES TRANSACTIONS	86,070	$792,567	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(446,871)	$(4,026,017)	522,157	$4,849,053
1
Reflects operations for the period from April 28, 2020 (date of initial investment) to August 31, 2020.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At August 31, 2020, the cost of investments for federal tax purposes was $174,178,961. The net unrealized appreciation of investments for federal tax purposes was $11,357,613. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,427,903 and net unrealized depreciation from investments for those securities having an excess of cost over value of $70,290.
As of February 29, 2020, the Fund had a capital loss carryforward of $3,580,612 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,324,275	$2,256,337	$3,580,612
At February 29, 2020, for federal income tax purposes, the Fund had $335,960 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2020, the Adviser voluntarily waived $189,321 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2020, the Adviser reimbursed $4,143.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$68,176
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2020, FSC retained $22,441 fees paid by the Fund. For the six months ended August 31, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2020, FSC retained $573 in sales charges from the sale of Class A Shares. FSC also retained $2,296 and $1,152 of CDSC relating to redemptions of Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended August 31, 2020, FSSC received $9,876 and reimbursed $463 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares,
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Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.76% and 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2020, were as follows:
Purchases	$16,960,142
Sales	$6,712,168
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2020, the Fund had no outstanding loans. During the six months ended August 31, 2020, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2020, there were no outstanding loans. During the six months ended August 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2020 to August 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2020	Ending Account Value 8/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,024.30	$5.10
Class C Shares	$1,000	$1,020.40	$8.96
Class F Shares	$1,000	$1,024.40	$5.10
Institutional Shares	$1,000	$1,007.90	$[2]2.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.20	$5.09
Class C Shares	$1,000	$1,016.30	$8.94
Class F Shares	$1,000	$1,020.20	$5.09
Institutional Shares	$1,000	$1,021.40	$[2]3.82
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.00%
Class C Shares	1.76%
Class F Shares	1.00%
Institutional Shares	0.75%
2
“Actual” expense information for the Fund’s Institutional Shares is for the period from April 28, 2020 (date of initial investment) to August 31, 2020. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.75%, multiplied by 126/365 (to reflect the period from initial investment to August 31, 2020). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Government Income Securities, Inc. (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC.)
At its meetings in May 2020 (the “ May Meetings ” ), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “ Independent Directors ” ), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Semi-Annual Shareholder Report

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Semi-Annual Shareholder Report

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Semi-Annual Shareholder Report

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Government Income Securities, Inc. (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed line of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Government Income Securities, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313912206
CUSIP 313912404
CUSIP 313912107
CUSIP 313912602
8092706 (10/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2020